SECURTER SYSTEMS INC. (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Summarized financial statements of Securter Systems Inc.

The following is the summarized statement of financial position of Securter Systems Inc. as at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Current
Assets	$8,671	$79
Liabilities	(2,371)	—
Total Current Net Assets	$6,300	$79

Non-Current
Assets	$29,840	$26,761
Liabilities	(26,600)	(26,565)
Total Non-Current Net Assets	$3,240	$196

Total Net Equity by Shareholders	$9,540	$275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019 and for the three months ended March 31, 2020.

Net Loss for the period from inception to the year ended December 31, 2019	$158,843
Net Loss for the three months ended March 31, 2020	22,812
$181,655